Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss		$ (5,512)	$ (7,100)
Other comprehensive income (loss):
Foreign currency translation adjustments		25	(175)
Net unrealized gain (loss) on marketable securities, net of tax	[1]	18	(22)
Other comprehensive income related to joint venture			156
Total other comprehensive income (loss)		43	(41)
Total comprehensive loss		$ (5,469)	$ (7,141)

[1]	The Company recorded $6 thousand of tax expense and $7 thousand of tax benefits on marketable securities for the years ended December 31, 2019 and 2018, respectively.